Financial instruments - Movement in merchant cash advances (Details) - Merchant cash advances $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) mo	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Balance – Beginning of fiscal year	$ 29,492	$ 6,300
Principal issued	165,884	54,659
Principal collected	(132,277)	(38,887)
Transaction-based revenues from fees collected incorporating fair value movement	17,158	8,196
General & administrative expenses from amounts deemed uncollectible	(6,021)	(776)
Balance - End of fiscal year	$ 74,236	$ 29,492
Discounted cash flow | Discount Rate (%)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.15
Discounted cash flow | Repayment period, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets | mo	7